DEIVATIVE FINANCIAL INSTRUMENTS - (Gain)/loss on fair value of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 09, 2020	Aug. 03, 2016
Disclosure of detailed information about financial instruments [line items]
Opening balance	$ 5,819	$ 4,177
(Gain)/loss on fair value of derivative financial instruments	(794)	1,642
Closing balance	5,025	5,819
Current financial liabilities	3,312	211
Non-current financial liabilities	1,713	5,608
7% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
(Gain)/loss on fair value of derivative financial instruments	(2,965)	1,431
Current financial liabilities	2,643	0
Non-current financial liabilities	$ 0	5,608
Borrowings, interest rate	7.00%		7.00%	7.00%
Non-hedge derivative contracts
Disclosure of detailed information about financial instruments [line items]
(Gain)/loss on fair value of derivative financial instruments	$ 2,171	211
Current financial liabilities	669	211
Non-current financial liabilities	$ 1,713	$ 0